Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock voting rights	one
Preferred stock, shares authorized	1,000,000		1,000,000
Share price per share (in Dollars per share)	$ 10
Preferred stock, shares issued
Preferred stock, shares outstanding
Temporary equity (in Dollars)	$ 8,937,353
FaZe Clan Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	31,900,878		31,900,878
Dividend rights, description	There are no cumulative dividend rights on the preferred shares.
Common stock, per share (in Dollars per share)	$ 0.00001		$ 0.00001
Common stock, description	the Company issued 1,064,651 shares of common stock, which includes 1,000,000 shares issued to Richard G. Bengtson II to settle litigation claims as further described in Note 11, Litigation. In 2020, the Company issued 200,000 shares of common stock as interest payment to Bridging for $0.1 million, reflected in Interest expense, net for the year ended December 31, 2020.
Common stock, shares issued	8,461,706		7,397,055
Common stock, shares outstanding	8,461,706		7,397,055
Common Stock [Member] | FaZe Clan Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		31,900,878
Common stock, per share (in Dollars per share)		$ 0.0001
Common stock, shares issued	8,461,706		8,461,706
Common stock, shares outstanding	7,397,055		7,397,055
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000
Common stock, per share (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	520,000
Common stock, shares outstanding	520,000
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	10,000,000		10,000,000
Common stock, per share (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	4,312,500		4,312,500
Common stock, shares outstanding	4,312,500		4,312,500
Series A Preferred Stock [Member] | FaZe Clan Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	3,545,529		3,545,529
Share price per share (in Dollars per share)	$ 0.00001
Preferred stock, shares issued	3,237,800		3,237,800
Preferred stock, shares outstanding	3,237,800		3,237,800
Gross proceeds (in Dollars)	$ 25,000,000
Temporary equity (in Dollars)	$ 33,700,000